Note 21 - Financial liabilities at amortized cost	6 Months Ended
Jun. 30, 2019
Financial liabilities at amortized cost Abstract
Financial liabiltiies measured at amortized cost

21. Financial liabilities at amortized cost

21.1 Breakdown of the balance

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	June 2019	December 2018
Deposits	436.561	435.229
Deposits from central banks	28.558	27.281
Deposits from credit institutions	32.899	31.978
Customer deposits	375.104	375.970
Debt certificates	62.685	61.112
Other financial liabilities	14.692	12.844
Total	513.937	509.185

21.2 Deposits from central banks

Deposits from central banks (Millions of Euros)
	June 2019	December 2018
Demand deposits	11	20
Time deposits	27.700	26.886
Repurchase agreements	847	375
Total	28.558	27.281

21.3 Deposits from credit institutions

The breakdown of the balance under this heading in the consolidated balance sheets, according to the nature of the financial instruments, is as follows:

Deposits from credit institutions (Millions of Euros)
	June 2019	December 2018
Demand deposits	9.859	8.370
Time deposits	17.735	17.658
Repurchase agreements	3.366	4.593
Subordinated deposits	192	191
Other deposits	1.747	1.166
Total	32.899	31.978

The breakdown by geographical area and the nature of the related instruments of this heading in the accompanying consolidated balance sheets is as follows:

Deposits from credit institutions. June 2019 (Millions of Euros)
	Demand Deposits	Time Deposits & other	Repurchase Agreements	Total
Spain	2.502	2.109	336	4.947
The United States	2.496	3.952	-	6.448
Mexico	371	675	413	1.459
Turkey	337	553	4	894
South America	435	1.789	-	2.224
Rest of Europe	3.519	6.289	2.613	12.420
Rest of the world	199	4.308	-	4.508
Total	9.859	19.674	3.366	32.899

Deposits from credit institutions. December 2018 (Millions of Euros)
	Demand Deposits	Time Deposits & other	Repurchase Agreements	Total
Spain	1.981	2.527	55	4.563
The United States	1.701	2.677	-	4.379
Mexico	280	286	-	566
Turkey	651	669	4	1.323
South America	442	1.892	-	2.335
Rest of Europe	3.108	6.903	4.534	14.545
Rest of the world	207	4.061	-	4.268
Total	8.370	19.015	4.593	31.978

21.4 Customer deposits

The breakdown of this heading in the accompanying consolidated balance sheets, by type of financial instrument, is as follows:

Customer deposits (Millions of Euros)
	June 2019	December 2018
Demand deposits	269.010	260.573
Time deposits	98.634	106.385
Repurchase agreements	237	1.209
Subordinated deposits	211	220
Other deposits	7.012	7.582
Total	375.104	375.970
Of which:
In Euros	185.408	184.934
In foreign currency	189.696	191.036

The breakdown by geographical area of this heading in the accompanying consolidated balance sheets, by type of instrument is as follows:

Customer deposits. June 2019 (Millions of Euros)
	Demand Deposits	Time Deposits & other	Repurchase Agreements	Total
Spain	143.897	25.848	2	169.747
The United States	41.096	20.898	-	61.994
Mexico	40.269	13.052	231	53.552
Turkey	12.239	21.459	4	33.702
South America	24.047	14.870	-	38.917
Rest of Europe	6.572	8.700	-	15.272
Rest of the world	890	1.030	-	1.919
Total	269.010	105.857	237	375.104

Customer deposits. December 2018 (Millions of Euros)
	Demand Deposits	Time Deposits and others	Repurchase Agreements	Total
Spain	138.236	28.165	3	166.403
The United States	41.222	21.317	-	62.539
Mexico	38.383	11.837	770	50.991
Turkey	10.856	22.564	7	33.427
South America	23.811	14.159	-	37.970
Rest of Europe	7.233	14.415	429	22.077
Rest of the world	831	1.731	-	2.563
Total	260.573	114.188	1.209	375.970

21.5 Debt certificates

The breakdown of the balance under this heading, by currency, is as follows:

Debt certificates (Millions of Euros)
	June 2019	December 2018
In Euros	37.809	37.436
Promissory bills and notes	475	267
Non-convertible bonds and debentures	10.744	9.638
Covered bonds (*)	15.781	15.809
Hybrid financial instruments	613	814
Securitization bonds	1.519	1.630
Wholesale funding	735	142
Subordinated liabilities	7.942	9.136
Convertible	5.000	5.490
Convertible perpetual securities	5.000	5.490
Non-convertible	2.942	3.647
Preferred stock	85	107
Other subordinated liabilities	2.858	3.540
In foreign currencies	24.876	23.676
Promissory bills and notes	2.222	3.237
Non-convertible bonds and debentures	10.570	9.335
Covered bonds (*)	559	569
Hybrid financial instruments	1.723	1.455
Securitization bonds	23	38
Wholesale funding	1.014	544
Subordinated liabilities	8.764	8.499
Convertible	880	873
Convertible perpetual securities	880	873
Non-convertible	7.884	7.626
Preferred stock	74	74
Other subordinated liabilities	7.810	7.552
Total	62.685	61.112

(*) Including mortgage-covered bonds.

21.6 Other financial liabilities

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	June 2019	December 2018
Lease liabilities	3.415
Creditors for other financial liabilities	3.237	2.891
Collection accounts	2.356	4.305
Creditors for other payment obligations	5.683	5.648
Total	14.692	12.844

Lease liabilities are recognized after the implementation of IFRS 16 on January 1, 2019 (see Note 2.1).